LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

4. LEASES

The Group’s operating leases mainly related to various buildings. The total lease cost for the six months ended June 30, 2023 and 2024 was RMB10,754 and RMB8,859, comprised of operating lease expenses of RMB9,572 and RMB8,016, and short-term lease expenses of RMB1,182 and RMB843 respectively.

7. LEASES

The Group’s operating leases mainly related to various buildings. The total lease cost for the year ended December 31, 2022 and 2023 was RMB17,223 and RMB19,990, comprised of operating lease expenses of RMB 15,519 and RMB17,472, and short-term lease expenses of RMB1,704 and RMB2,518 respectively.

Supplemental balance sheet information related to operating lease was as follows:

	As at December 31
	2022	2023
	RMB	RMB	USD
Operating lease right-of-use assets	61,814	52,957	7,459
Lease liabilities – current	7,534	6,808	959
Lease liabilities – non-current	42,580	39,697	5,591
Total operating lease liabilities	50,114	46,505	6,550

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2022 and 2023 were as follows:

	As at December 31,
	2022	2023

Weighted average remaining lease term (years)	6.46	5.20
Weighted average discount rate	4.59%	4.78%

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	As at December 31, 2023
	RMB	USD
2024	10,925	1,539
2025	10,434	1,470
2026	6,492	914
2027	5,348	753
2028 and after	19,039	2,682
Total undiscounted cashflows	52,238	7,358
Less: imputed interest	(5,733)	(808)
Present value of lease liabilities	46,505	6,550